Partnership Equity and Distributions - Cash Distribution (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Partnership Equity And Distribution [Line Items]
Total Cash Distribution (Millions)	$ 277	$ 181	$ 132
November 14, 2013 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.72
Total Cash Distribution (Millions)	82
August 14, 2013 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.71
Total Cash Distribution (Millions)	72
May 15, 2013 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.7
Total Cash Distribution (Millions)	69
February 14, 2013 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.69
Total Cash Distribution (Millions)	54
November 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.68
Total Cash Distribution (Millions)	53
August 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.67
Total Cash Distribution (Millions)	49
May 15, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.66
Total Cash Distribution (Millions)	43
February 14, 2012 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.65
Total Cash Distribution (Millions)	37
November 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.64
Total Cash Distribution (Millions)	35
August 12, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6325
Total Cash Distribution (Millions)	34
May 13, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.625
Total Cash Distribution (Millions)	33
February 14, 2011 [Member]
Partnership Equity And Distribution [Line Items]
Per Unit Distribution	$ 0.6175
Total Cash Distribution (Millions)	$ 30